COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS
COMMITMENTS

25.  COMMITMENTS

The Corporation rents premises and equipment under operating leases and has entered into long‑term commitments to purchase services, tangible and intangible assets, broadcasting rights, and to pay licences and royalties. Rent payments include an amount of $48.1 million for future payments to the parent corporation. The operating leases have various terms, escalation clauses, purchase options and renewal rights. The minimum payments for the coming years are as follows:

		Other
	Leases	commitments

2019	$49.5	$247.4
2020 to 2023	94.8	648.4
2024 and thereafter	96.7	455.7

The Corporation’s operating lease expenses amounted to $66.6 million in 2018 ($68.1 million in 2017 and $67.1 million in 2016).